SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowances for Doubtful Accounts Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Beginning Balance	$ 558
Write down during the year		$ 558
Write off during the year	$ (558)
Closing balance		$ 558